Inventory (Details) - Schedule of Inventory - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory [Abstract]
Finished goods		$ 96,725
Work-in-process
Raw materials		84,620
Allowance for inventory valuation and obsolescence loss		(155,370)
Inventories, net		$ 25,975